Significant events after the Statement of Financial Position date (Details) $ / shares in Units, € in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Jan. 08, 2021 EUR (€) shares	Jan. 08, 2021 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020 shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Percentage increase in dividend price				20.00%	20.00%		20.00%
Dividend price per share (in dollars per share) | $ / shares			$ 25.2127					$ 25.2127	$ 21.7289	$ 16.7538	$ 16.6516
Purchase of treasury shares (in shares) | €							€ 608.6
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (in shares)						18,061,952	11,913,682
Founder Entities [Member] | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Share dividend issued (in shares)							3,875,036		6,421,074	171,092
Major ordinary share transactions | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (in shares)	507,396	507,396
Purchase of treasury shares (in shares)	€ 10.5	$ 12.8